Note 8 - Notes Payable (Details) - Approximate Annual Maturities of all Debt (USD $)	Mar. 31, 2014	Dec. 31, 2013	Jan. 25, 2013	Dec. 31, 2012	Aug. 28, 2012	Jan. 23, 2012
Approximate Annual Maturities of all Debt [Abstract]
2014		$ 7,226,951
2015	3,285,256	2,148,505
2016	1,987,894	1,986,680
2017	2,123,192	2,132,755
2018	311,944	311,928
Thereafter	1,475,429	1,475,132
	$ 15,679,765	$ 15,281,951	$ 1,070,000	$ 13,370,752	$ 650,000	$ 179,000